Accelerated Share Repurchase Agreements	12 Months Ended
Feb. 01, 2015
Accelerated Share Repurchase [Abstract]
Accelerated Share Repurchase Agreements
ACCELERATED SHARE REPURCHASE AGREEMENTS
The Company enters into an Accelerated Share Repurchase ("ASR") agreement from time to time with a third-party financial institution to repurchase shares of the Company's common stock. Under the ASR agreement, the Company pays a specified amount to the financial institution and receives an initial delivery of shares. This initial delivery of shares represents the minimum number of shares that the Company may receive under the agreement. Upon settlement of the ASR agreement, the financial institution delivers additional shares, with the final number of shares delivered determined with reference to the volume weighted average price per share of the Company's common stock over the term of the agreement, less a negotiated discount. The transactions are accounted for as equity transactions and are included in Treasury Stock when the shares are received, at which time there is an immediate reduction in the weighted average common shares calculation for basic and diluted earnings per share.
The following table provides the terms for each of the ASR agreements the Company entered into during the last three fiscal years. Each of these agreements followed the structure outlined above (amounts in millions):

Agreement Date	Settlement Date	Amount	Initial Shares Delivered	Additional Shares Delivered	Total Shares Delivered
Q1 2012	Q2 2012	$1,000	17.2	2.8	20.0
Q2 2012	Q3 2012	1,400	21.5	5.6	27.1
Q3 2012	Q4 2012	650	9.3	1.5	10.8
Q1 2013	Q2 2013	1,500	18.1	2.1	20.2
Q2 2013	Q3 2013	1,700	19.6	2.4	22.0
Q3 2013	Q4 2013	1,500	16.4	3.4	19.8
Q4 2013	Q4 2013	1,500	15.0	3.9	18.9
Q1 2014	Q1 2014	950	9.5	2.6	12.1
Q2 2014	Q3 2014	1,750	16.9	4.5	21.4
Q1 2015(1)	TBD	$850	7.0	TBD	TBD
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(1)
The final number of shares delivered upon settlement of the agreement will be determined with reference to the volume weighted average price per share of the Company's common stock over the term of the agreement, less a negotiated discount.

TBD - To Be Determined